Earnings Per Common Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Common Share
EARNINGS PER COMMON SHARE

The Corporation calculates earnings per common share ("EPS") on the weighted average number of common shares outstanding. Diluted EPS was calculated using the treasury stock method for options and the "if‑converted" method for convertible securities.

	2017			2016
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares		Shareholders	Shares
	($ millions)	(# millions)	EPS	($ millions)	(# millions)	EPS
Basic EPS	$963	415.5	$2.32	$585	308.9	$1.89
Effect of potential dilutive securities:
Stock Options	—	0.7		—	0.7
Preference Shares	—	—		7	3.8
Diluted EPS	$963	416.2	$2.31	$592	313.4	$1.89